VESSELS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	27		24
Residual value	$ 4,000
Estimated useful life	25 years
Schedule of Vessels [Line Items]
Total	$ 1,697,597		$ 1,612,940
Less Accumulated Depreciation	(693,251)		(650,255)
Vessels, Net	1,004,346		962,685
Dry-docking charges	1,430	$ 5,610
Vessels [Member]
Schedule of Vessels [Line Items]
Total	1,611,436		1,530,245
Drydocking [Member]
Schedule of Vessels [Line Items]
Total	$ 86,161		$ 82,695